LETTER TO STOCKHOLDERS

We submit herewith the summary financial information of The Adams Express Company (the Company) for the three months ended March 31, 2012.

Net assets of the Company at March 31, 2012 were $12.92 per share on 91,108,554 shares outstanding, compared with $11.54 per share at December 31, 2011 on 91,073,899 shares outstanding. On March 1, 2012, a distribution of $0.05 per share was paid, consisting of $0.03 from 2011 investment income, $0.01 from 2011 short-term capital gain and $0.01 from 2011 long-term capital gain, all taxable in 2012. On April 12, 2012, an investment income dividend of $0.05 per share was declared to stockholders of record May 14, 2012, payable June 1, 2012. These constitute the first two payments toward our 6% minimum distribution committment for the year.

Net investment income for the three months ended March 31, 2012 amounted to $3,606,304, compared with $2,789,890 for the same three month period in 2011. These earnings are equal to $0.04 and $0.03 per share, respectively.

Net capital gain realized on investments for the three months ended March 31, 2012 amounted to $6,513,940, or $0.07 per share.

For the three months ended March 31, 2012, the total return on the net asset value (with dividends and capital gains reinvested) of the Company’s shares was 12.5%. The total return on the market price of the Company’s shares for the period was 14.4%. These compare to a 12.6% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 12.4% total return for the Lipper Large-Cap Core Mutual Funds Average over the same time period.

For the twelve months ended March 31, 2012, the Company’s total return on net asset value was 4.9% and on market price was 3.0%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Fund Average were 8.5% and 6.0%, respectively.

The Annual Meeting was held on March 20, 2012 in Baltimore, Maryland. The results of the voting at the Annual Meeting are shown on Page 7.

We are pleased to announce that on March 20, 2012, Mr. Brian S. Hook was elected Chief Financial Officer. Mr. Hook has served as the Treasurer since 2009 and as Assistant Treasurer since 2008.

Ms. Geraldine H. Paré will retire from the Company as Assistant Secretary in April 2012, after 25 years of service. We thank Ms. Paré for her many contributions over the years and wish her well in her retirement.

Investors can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, links for electronic delivery of stockholder reports, and other useful content.

By order of the Board of Directors,

Douglas G. Ober

Chairman and

Chief Executive Officer

David D. Weaver

President

April 12, 2012

SUMMARY FINANCIAL INFORMATION

(unaudited)

	2012	2011
At March 31:
Net asset value per share	$12.92	$13.13
Market price	10.98	11.36
Shares outstanding	91,108,554	88,920,291
Total net assets	1,176,974,864	1,167,420,989
Unrealized appreciation on investments	183,348,558	196,818,362

For the three months ended March 31:
Net investment income	3,606,304	2,789,890
Net realized gain	6,513,940	6,741,325
Total return (based on market price)	14.4%	6.4%
Total return (based on net asset value)	12.5%	4.2%

Key ratios:
Net investment income to average net assets (annualized)	1.29%	0.97%
Expenses to average net assets (annualized)	0.62%	0.57%
Portfolio turnover (annualized)	28.80%	16.65%
Net cash & short-term investments to net assets	6.1%	1.9%

FIVE YEAR DISTRIBUTION HISTORY

(unaudited)

Year	Income Dividends Per Share	Short-Term Capital Gains Per Share	Long-Term Capital Gains Per Share	Total Distributions Per Share	Annual Distribution Rate*
2007	$0.32	$0.08	$0.63	$1.03	7.1%
2008	0.26	0.01	0.37	0.64	5.7
2009	0.15	0.05	0.25	0.45	5.2
2010	0.14	0.09	0.28	0.51	5.1
2011	0.15	0.07	0.43	0.65	6.1

				Average:	5.8%

*	The annual distribution rate is the total dividends and capital gain distributions during the year divided by the average month-end market price of the Company’s Common Stock for the calendar year in years prior to 2011 and for the twelve months ended October 31 beginning in 2011, which is consistent with the calculation to determine the distribution commitment announced in September 2011.

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2012

(unaudited)

	Shares
	Additions	Reductions	Held March 31, 2012
Affiliated Managers Group, Inc.	19,000		19,000
AT&T Corp.	475,000		475,000
AXIS Capital Holdings, Ltd.	40,000		190,000
CF Industries Holdings, Inc.	7,000		38,531
Diageo plc ADR	2,000		2,000
Emerson Electric Co.	120,000		220,000
Express Scripts Inc.	220,000		220,000
General Electric Co.	50,000		540,000
Honeywell International Inc.	15,000		255,000
Kansas City Southern	55,000		55,000
McKesson Corp.	20,800		20,800
MetLife Inc.	285,000		285,000
NiSource Inc.	75,000		75,000
Schlumberger Ltd.	40,000		120,000
South Jersey Industries, Inc.	70,000		100,000
Terex Corp.	20,000		20,000
Verizon Communications Inc.	230,000		230,000
Wisconsin Energy Corp.	60,000		150,000
Abbott Laboratories		140,000	—
ADTRAN, Inc.		216,200	102,200
Apple Inc.		15,000	80,000
Bank of America Corp.		455,000	930,000
BorgWarner, Inc.		15,000	135,000
Broadcom Corp.		100,000	100,000
Bunge Ltd.		25,000	130,000
Caterpillar Inc.		50,000	160,000
Celgene Corp.		80,000	120,000
Chevron Corp.		34,000	166,000
F5 Networks, Inc.		20,000	45,000
Freeport-McMoRan Copper & Gold Inc.		22,000	205,700
Hewlett-Packard Co.		50,000	250,000
MDU Resources Group, Inc.		102,000	310,600
Morgan Stanley		125,000	120,000
NetApp, Inc.		175,000	125,000
Norfolk Southern Corp.		60,000	100,000
Northeast Utilities		157,000	193,000
Oracle Corp.		200,000	760,000
Peabody Energy Corp.		3,340	41,060
Potash Corporation of Saskatchewan Inc.		26,000	130,100
Prudential Financial, Inc.		160,000	150,000
T. Rowe Price Group, Inc.		50,000	150,000
Teva Pharmaceutical Industries Ltd. ADR		110,000	220,000
United Technologies Corp.		25,000	100,000
Zimmer Holdings, Inc.		35,000	115,000

PORTFOLIO SUMMARY

March 31, 2012

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$56,856,124	4.8%
Apple Inc.	47,957,600	4.1
JPMorgan Chase & Co.	27,588,000	2.3
McDonald’s Corp.	23,544,000	2.0
Microsoft Corp.	22,575,000	1.9
Wells Fargo & Co.	22,361,700	1.9
Intel Corp.	22,206,900	1.9
Oracle Corp.	22,161,600	1.9
Walt Disney Co.	21,014,400	1.8
QUALCOMM Inc.	20,406,000	1.7

Total	$286,671,324	24.3%
*Non-controlled affiliate

Sector Weightings

SCHEDULE OF INVESTMENTS

March 31, 2012

(unaudited)

	Shares	Value (A)
Stocks — 93.9%
Consumer Discretionary — 11.3%
BorgWarner, Inc. (C)	135,000	$11,385,900
Columbia Sportswear Co.	200,000	9,490,000
Lowe’s Companies, Inc.	600,000	18,828,000
Marriott International Inc. (Class A)	300,000	11,355,000
McDonald’s Corp.	240,000	23,544,000
Newell Rubbermaid Inc.	400,000	7,124,000
Ryland Group, Inc.	613,500	11,828,280
Target Corp.	320,000	18,646,400
Walt Disney Co.	480,000	21,014,400

		133,215,980

Consumer Staples — 10.3%
Avon Products, Inc.	359,600	6,961,856
Bunge Ltd.	130,000	8,897,200
Coca-Cola Co.	200,000	14,802,000
CVS/Caremark Corp.	295,000	13,216,000
Diageo plc ADR	2,000	192,200
PepsiCo, Inc. (G)	300,000	19,905,000
Philip Morris International Inc. (F)	150,000	13,291,500
Procter & Gamble Co.	280,000	18,818,800
Safeway Inc. (B)	340,000	6,871,400
Senomyx, Inc. (C)	1,284,400	3,519,256
Unilever plc ADR	460,000	15,203,000

		121,678,212

Energy — 10.7%
Chevron Corp. (F)	166,000	17,801,840
CONSOL Energy Inc.	73,700	2,513,170
Exxon Mobil Corp. (G)	115,000	9,973,950
Halliburton Co.	150,000	4,978,500
National Oilwell Varco, Inc. (F)	100,000	7,947,000
Peabody Energy Corp.	41,060	1,189,098
Petroleum & Resources Corporation (D)	2,186,774	56,856,124
Schlumberger Ltd.	120,000	8,391,600
Seadrill Ltd.	100,100	3,754,751
Spectra Energy Corp.	405,780	12,802,359

		126,208,392

Financials — 12.9%
Banks — 3.2%
PNC Financial Services Group, Inc.	235,000	15,155,150
Wells Fargo & Co.	655,000	22,361,700

		37,516,850

Diversified Financials — 6.3%
Affiliated Managers Group, Inc.	19,000	2,124,390
Bank of America Corp.	930,000	8,900,100
Bank of New York Mellon Corp.	403,775	9,743,091
Capital One Financial Corp.	240,000	13,377,600
JPMorgan Chase & Co.	600,000	27,588,000
Morgan Stanley	120,000	2,356,800
T. Rowe Price Group, Inc.	150,000	9,795,000

		73,884,981

Insurance — 3.3%
ACE Ltd. (C)	165,000	12,078,000
AXIS Capital Holdings, Ltd.	190,000	6,302,300
MetLife Inc.	285,000	10,644,750
Prudential Financial, Inc.	150,000	9,508,500

		38,533,550

Real Estate — 0.1%
Digital Realty Trust Inc. (B)	15,000	1,109,550

Health Care — 11.0%
Bristol-Myers Squibb Co.	159,061	5,368,309
Celgene Corp. (C)	120,000	9,302,400
Express Scripts Inc.	220,000	11,919,600
Gilead Sciences, Inc. (C)	250,000	12,212,500
Johnson & Johnson	255,000	16,819,800
Life Technologies Corp. (C)	200,000	9,764,000
McKesson Corp.	20,800	1,825,616
Medtronic, Inc.	350,000	13,716,500
Pfizer Inc.	800,000	18,128,000
Teva Pharmaceutical Industries Ltd. ADR	220,000	9,913,200
UnitedHealth Group Inc.	227,500	13,408,850
Zimmer Holdings, Inc. (C)	115,000	7,392,200

		129,770,975

Industrials — 9.5%
Caterpillar Inc. (F)	160,000	17,043,200
Emerson Electric Co.	220,000	11,479,600
FedEx Corp.	115,000	10,575,400
General Electric Co.	540,000	10,837,800
Goodrich Corp.	30,000	3,763,200
Honeywell International Inc.	255,000	15,567,750
Kansas City Southern	55,000	3,942,950
Masco Corp.	725,000	9,693,250
Norfolk Southern Corp.	100,000	6,583,000
Old Dominion Freight Line, Inc. (C)	35,000	1,668,450
Spirit AeroSystems Holdings, Inc. (Class A) (C)	500,000	12,230,000
Terex Corp.	20,000	450,000
United Technologies Corp.	100,000	8,294,000

		112,128,600

Information Technology — 18.3%
Semiconductors — 2.2%
Broadcom Corp. (C)	100,000	3,930,000
Intel Corp.	790,000	22,206,900

		26,136,900

Software & Services — 7.0%
Automatic Data Processing, Inc.	200,000	11,038,000
Cognizant Technology Solutions Group (Class A) (C)	150,000	11,542,500
Google Inc. (Class A) (C)(F)	22,400	14,363,776
Microsoft Corp.	700,000	22,575,000
Oracle Corp.	760,000	22,161,600

		81,680,876

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2012

(unaudited)

	Principal/ Shares	Value (A)
Technology Hardware & Equipment — 9.1%
ADTRAN, Inc.	102,200	$3,187,618
Apple Inc. (C)(F)	80,000	47,957,600
Cisco Systems, Inc.	850,000	17,977,500
F5 Networks, Inc. (C)	45,000	6,073,200
Hewlett-Packard Co.	250,000	5,957,500
NetApp, Inc. (C)	125,000	5,596,250
QUALCOMM Inc.	300,000	20,406,000

		107,155,668

Materials — 4.5%
Air Products and Chemicals, Inc. (F)	30,000	2,754,000
CF Industries Holdings, Inc. (F)	38,531	7,037,687
Cliffs Natural Resources Inc. (F)	81,000	5,610,060
Dow Chemical Co.	360,000	12,470,400
Freeport-McMoRan Copper & Gold Inc.	205,700	7,824,828
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,944,269
Praxair, Inc. (F)	67,500	7,738,200
Teck Resources Ltd. (Class B)	95,000	3,387,700

		52,767,144

Telecom Services — 3.2%
AT&T Corp.	475,000	14,834,250
CenturyLink, Inc.	360,000	13,914,000
Verizon Communications Inc.	230,000	8,792,900

		37,541,150

Utilities — 2.2%
MDU Resources Group, Inc.	310,600	6,954,333
NiSource Inc.	75,000	1,826,250
Northeast Utilities	193,000	7,164,160
South Jersey Industries, Inc.	100,000	5,004,000
Wisconsin Energy Corp.	150,000	5,277,000

		26,225,743

Total Stocks (Cost $922,149,792)		1,105,554,571

Short-Term Investments — 5.6%
Money Market Account — 1.7%
M&T Bank, 0.25%	$20,050,146	20,050,146

Money Market Funds — 0.0%
Fidelity Institutional Money Market – Government Portfolio, 0.01% (E)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (E)	10,000	10,000

		40,000

Time Deposits — 3.9%
Brown Brothers Harriman & Co. (Grand Cayman), 0.03%, due 4/2/12	$45,454,085	45,454,085

Total Short-Term Investments (Cost $65,544,231)		65,544,231

Securities Lending Collateral — 0.1% (Cost $1,317,720)
Money Market Funds — 0.1%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.16% (E)	1,317,720	1,317,720

Total Investments — 99.6% (Cost $989,011,743)		1,172,416,522
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.4%		4,558,342

Net Assets — 100.0%		$1,176,974,864

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $16,042,456.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $20,589,750.

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 20, 2012. The following votes were cast for directors:

	Votes For	Votes Withheld
Enrique R. Arzac	68,100,661	8,800,794
Phyllis O. Bonanno	70,971,866	5,929,589
Kenneth J. Dale	71,007,914	5,893,541
Daniel E. Emerson	68,177,306	8,724,149
Frederic A. Escherich	71,234,742	5,666,713
Roger W. Gale	71,168,840	5,732,615
Kathleen T. McGahran	71,099,339	5,802,116
Douglas G. Ober	68,697,468	8,203,987
Craig R. Smith	71,182,029	5,719,426

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2012 was approved with 75,541,181 votes for, 674,619 votes against, and 685,655 shares abstaining.

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

This report is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,3]	Roger W. Gale [2,4]
Phyllis O. Bonanno [1,3,5]	Kathleen T. McGahran [2,3]
Kenneth J. Dale [2,4]	Douglas G. Ober [1]
Daniel E. Emerson [1,3,5]	Craig R. Smith [1,3],5
Frederic A. Escherich [1,4,5]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober, CFA	Chairman and Chief Executive Officer
David D. Weaver, CFA	President
Nancy J. F. Prue, CFA	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Richard A. Church	Vice President—Research
David R. Schiminger, CFA	Vice President—Research
D. Cotton Swindell, CFA	Vice President—Research
Brian S. Hook, CFA, CPA	Chief Financial Officer and Treasurer
Christine M. Sloan, CPA	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/12)	$10.98
Net Asset Value (3/31/12)	$12.92
Discount:	15.0%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2012

From Investment Income (paid or declared)	$0.08
From Net Realized Gains	0.02

Total	$0.10

2012 Dividend Payment Dates

March 1, 2012

June 1, 2012

September 1, 2012*

December 27, 2012*

*Anticipated